Quarterly Report
March 31, 2023
MFS®  Research Series
MFS® Variable Insurance Trust
VFR-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 4.1%
Boeing Co. (a)	20,425	$4,338,883
General Dynamics Corp.	20,476	4,672,828
Honeywell International, Inc.	40,427	7,726,408
Howmet Aerospace, Inc.	117,212	4,966,272
Leidos Holdings, Inc.	26,518	2,441,247
Raytheon Technologies Corp.	59,620	5,838,587
		$29,984,225
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	18,018	$4,070,086
Apparel Manufacturers – 1.0%
NIKE, Inc., “B”	56,563	$6,936,886
Automotive – 0.4%
Aptiv PLC (a)	26,290	$2,949,475
Broadcasting – 0.3%
Omnicom Group, Inc.	23,083	$2,177,650
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp.	128,840	$6,748,639
CME Group, Inc.	28,426	5,444,148
		$12,192,787
Business Services – 3.2%
Accenture PLC, “A”	42,994	$12,288,115
Equifax, Inc.	15,048	3,052,336
Fidelity National Information Services, Inc.	61,414	3,336,623
Fiserv, Inc. (a)	33,978	3,840,534
Thoughtworks Holding, Inc. (a)	105,342	775,317
		$23,292,925
Cable TV – 1.0%
Cable One, Inc.	6,428	$4,512,456
Charter Communications, Inc., “A” (a)	7,630	2,728,564
		$7,241,020
Computer Software – 13.6%
Adobe Systems, Inc. (a)	18,193	$7,011,036
Atlassian Corp. (a)	15,264	2,612,739
Black Knight, Inc. (a)	74,432	4,284,306
Cadence Design Systems, Inc. (a)	36,625	7,694,546
Elastic N.V. (a)	27,619	1,599,140
Lumine Group, Inc. (a)	10,306	112,173
Microsoft Corp. (s)	200,044	57,672,685
NICE Systems Ltd., ADR (a)	15,786	3,613,258
Palo Alto Networks, Inc. (a)	12,316	2,459,998
Salesforce, Inc. (a)	57,236	11,434,608
		$98,494,489
Computer Software - Systems – 4.5%
Apple, Inc. (s)	160,313	$26,435,614
Constellation Software, Inc.	3,435	6,458,029
		$32,893,643

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.1%
AZEK Co., Inc. (a)	102,918	$2,422,690
Masco Corp.	76,958	3,826,352
Sherwin-Williams Co.	19,824	4,455,840
Vulcan Materials Co.	26,790	4,596,092
		$15,300,974
Consumer Products – 1.6%
Colgate-Palmolive Co.	68,984	$5,184,148
International Flavors & Fragrances, Inc.	21,786	2,003,440
Kimberly-Clark Corp.	30,771	4,130,084
		$11,317,672
Consumer Services – 0.4%
Bright Horizons Family Solutions, Inc. (a)	37,467	$2,884,584
Electrical Equipment – 1.4%
Johnson Controls International PLC	109,434	$6,590,115
TE Connectivity Ltd.	29,251	3,836,269
		$10,426,384
Electronics – 3.3%
Applied Materials, Inc.	64,512	$7,924,009
Lam Research Corp.	9,719	5,152,236
Marvell Technology, Inc.	43,793	1,896,237
NXP Semiconductors N.V.	47,006	8,765,444
		$23,737,926
Energy - Independent – 3.7%
ConocoPhillips	113,639	$11,274,125
Diamondback Energy, Inc.	31,161	4,212,033
Hess Corp.	52,324	6,924,558
Valero Energy Corp.	31,463	4,392,235
		$26,802,951
Energy - Renewables – 0.1%
Generac Holdings, Inc. (a)	4,738	$511,751
Food & Beverages – 2.3%
Hostess Brands, Inc. (a)	60,858	$1,514,147
Mondelez International, Inc.	80,993	5,646,832
Oatly Group AB, ADR (a)(l)	248,053	600,288
PepsiCo, Inc.	48,367	8,817,304
		$16,578,571
Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	19,441	$3,227,984
General Merchandise – 1.4%
Dollar General Corp.	17,974	$3,782,808
Dollar Tree, Inc. (a)	23,424	3,362,515
Five Below, Inc. (a)	16,263	3,349,690
		$10,495,013
Health Maintenance Organizations – 1.4%
Cigna Group	33,583	$8,581,464
Humana, Inc.	2,942	1,428,223
		$10,009,687

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.8%
Aon PLC	26,711	$8,421,711
Chubb Ltd.	39,398	7,650,304
Willis Towers Watson PLC	18,591	4,320,176
		$20,392,191
Internet – 5.5%
Alphabet, Inc., “A” (a)(s)	290,135	$30,095,703
Alphabet, Inc., “C” (a)	68,802	7,155,408
Gartner, Inc. (a)	8,153	2,656,003
		$39,907,114
Leisure & Toys – 0.7%
Electronic Arts, Inc.	43,516	$5,241,502
Machinery & Tools – 1.8%
Eaton Corp. PLC	10,498	$1,798,727
Ingersoll Rand, Inc.	45,524	2,648,586
Regal Rexnord Corp.	21,503	3,026,117
Wabtec Corp.	52,423	5,297,869
		$12,771,299
Major Banks – 4.1%
JPMorgan Chase & Co. (s)	101,723	$13,255,524
Morgan Stanley	84,570	7,425,246
PNC Financial Services Group, Inc.	34,275	4,356,353
Wells Fargo & Co.	129,075	4,824,823
		$29,861,946
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	22,242	$4,750,669
McKesson Corp.	14,405	5,128,900
		$9,879,569
Medical Equipment – 5.7%
Becton, Dickinson and Co.	22,604	$5,595,394
Boston Scientific Corp. (a)	164,939	8,251,898
Danaher Corp.	30,243	7,622,446
Envista Holdings Corp. (a)	96,178	3,931,756
Maravai Lifesciences Holdings, Inc., “A” (a)	111,572	1,563,124
Medtronic PLC	100,406	8,094,732
STERIS PLC	32,325	6,183,126
		$41,242,476
Network & Telecom – 0.7%
Equinix, Inc., REIT	7,286	$5,253,498
Oil Services – 0.5%
Schlumberger Ltd.	68,510	$3,363,841
Other Banks & Diversified Financials – 3.8%
Moody's Corp.	11,998	$3,671,628
Northern Trust Corp.	43,843	3,863,883
Visa, Inc., “A”	89,017	20,069,773
		$27,605,284
Pharmaceuticals – 6.4%
Eli Lilly & Co.	24,119	$8,282,947
Johnson & Johnson	43,397	6,726,535
Merck & Co., Inc.	87,044	9,260,611

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Pfizer, Inc.	187,662	$7,656,610
Vertex Pharmaceuticals, Inc. (a)	27,678	8,720,508
Zoetis, Inc.	32,612	5,427,941
		$46,075,152
Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	85,291	$6,562,290
CSX Corp.	112,044	3,354,597
		$9,916,887
Real Estate – 0.9%
Extra Space Storage, Inc., REIT	32,465	$5,289,523
Jones Lang LaSalle, Inc. (a)	8,362	1,216,587
		$6,506,110
Restaurants – 1.3%
Starbucks Corp.	59,318	$6,176,783
Wendy's Co.	156,056	3,398,900
		$9,575,683
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	20,192	$5,799,344
Axalta Coating Systems Ltd. (a)	7,249	219,572
DuPont de Nemours, Inc.	85,693	6,150,187
		$12,169,103
Specialty Stores – 6.0%
Amazon.com, Inc. (a)(s)	233,962	$24,165,935
Home Depot, Inc.	32,515	9,595,827
Ross Stores, Inc.	44,276	4,699,012
Target Corp.	30,191	5,000,535
		$43,461,309
Telecommunications - Wireless – 1.6%
SBA Communications Corp., REIT	37,522	$9,795,869
T-Mobile US, Inc. (a)	12,837	1,859,311
		$11,655,180
Tobacco – 0.7%
Philip Morris International, Inc.	51,484	$5,006,819
Utilities - Electric Power – 3.2%
Alliant Energy Corp.	77,613	$4,144,534
American Electric Power Co., Inc.	35,216	3,204,304
Duke Energy Corp.	56,059	5,408,012
NextEra Energy, Inc.	71,811	5,535,192
PG&E Corp. (a)	301,558	4,876,193
		$23,168,235
Total Common Stocks		$714,579,881
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.56% (v)	5,188,160	$5,189,198
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.86% (j)	310,065	$310,065

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – (0.4)%
Telecommunications - Wireless – (0.4)%
Crown Castle, Inc., REIT	(23,778)	$(3,182,447)

Other Assets, Less Liabilities – 0.9%		6,850,653
Net Assets – 100.0%		$723,747,350
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,189,198 and $714,889,946, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2023, the fund had cash collateral of $53,448 and other liquid securities with an aggregate value of $11,160,487 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$714,579,881	$—	$—	$714,579,881
Mutual Funds	5,499,263	—	—	5,499,263
Total	$720,079,144	$—	$—	$720,079,144
Securities Sold Short	$(3,182,447)	$—	$—	$(3,182,447)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,722,089	$10,821,179	$13,352,884	$(379)	$(807)	$5,189,198
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$96,124	$—